UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-23160

                             GABELLI NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli NextShares™ Trust

Third Quarter Report — June 30, 2017

Kevin Dreyer	Christopher J. Marangi
Portfolio Manager -	Portfolio Manager -
FOANC	MOGLC
BSE, University of	BA, Williams College
Pennsylvania	MBA, Columbia
MBA, Columbia	Business School
Business School

To Our Shareholders,

During the quarter ended June 30, 2017, the net asset value (“NAV”) per share of Gabelli Food of All Nations NextShares (“FOANC”) increased 2.4% compared with an increase of 1.6% for the Standard & Poor’s (“S&P”) 500 Consumer Staples Index. See page 2 for additional performance information.

During the quarter ended June 30, 2017, the NAV per share of Gabelli Media Mogul NextShares (“MOGLC”) increased 1.8% compared with an increase of 3.1% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of June 30, 2017.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

Comparative Results

Cumulative Total Returns through June 30, 2017 (a) (Unaudited)

		Since
		Inception
	Quarter	(2/14/17)
Gabelli Food of All Nations NextShares	2.36%	3.90%
S&P 500 Consumer Staples Index	1.57	4.13

In the current prospectuses dated January 31, 2017, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Consumer Staples Index is an unmanaged indicator of the food and staples retailing, food, beverage, tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

Comparative Results

Cumulative Total Returns through June 30, 2017 (a) (Unaudited)

		Since
		Inception
	Quarter	(12/1/16)
Gabelli Media Mogul NextShares	1.76%	9.80%
S&P 500 Index	3.09	11.89

In the current prospectuses dated November 23, 2016, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

Gabelli Food of All Nations NextShares

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 95.4%
	Food and Beverage – 70.9%
800	Brown-Forman Corp., Cl. B	$38,880
800	Campbell Soup Co.	41,720
2,800	Conagra Brands, Inc.	100,128
1,000	Danone SA	75,165
6,000	Davide Campari-Milano SpA	42,283
1,000	Diageo plc ADR	119,830
1,800	Flowers Foods, Inc.	31,158
1,500	General Mills, Inc.	83,100
600	Heineken Holding NV	54,995
1,200	Kellogg Co.	83,352
400	Kerry Group plc, Cl. A	34,415
1,300	Lamb Weston Holdings, Inc.	57,252
2,700	Mondelez International, Inc., Cl. A	116,613
1,000	Nestle SA	87,027
400	PepsiCo, Inc.	46,196
1,200	Pinnacle Foods, Inc.	71,280
1,000	Post Holdings, Inc.†	77,650
200	Remy Cointreau SA	23,357
1,000	Snyder’s-Lance, Inc.	34,620
1,300	The Kraft Heinz Co.	111,332

		1,330,353

	Food Ingredients – 3.9%
550	International Flavors & Fragrances, Inc.	74,250

	Food Retailers and Distributors – 6.4%
1,000	United Natural Foods, Inc.†	36,700
2,000	Whole Foods Market, Inc.	84,220

		120,920

	Household and Personal Products – 14.1%
800	Church & Dwight Co., Inc.	41,504
1,500	Edgewell Personal Care Co.†	114,030
400	Energizer Holdings, Inc.	19,208
400	Reckitt Benckiser Group plc	40,553
900	Unilever plc ADR	48,708

		264,003

	Materials – 0.1%
300	Treatt plc	1,844

	TOTAL COMMON STOCKS	1,791,370

	Money Market Fund – 4.6%
85,435	BlackRock Treasury Trust, 0.77%(a)	85,435

Market Value

TOTAL INVESTMENTS — 100.0% (cost $1,838,871)	$1,876,805

Aggregate tax cost	$1,838,871

Gross unrealized appreciation	$98,294
Gross unrealized depreciation	(60,360)

Net unrealized appreciation/depreciation	$37,934

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of June 30, 2017.

ADR American Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Media Mogul NextShares

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS – 91.9%
	Content Creation and Aggregation – 39.6%
5,700	Discovery Communications, Inc., Cl. C†	$143,697
14,000	ITV plc	33,077
13,000	Liberty Media Corp.-Liberty Braves, Cl. C†	311,610
4,800	Liberty Media Corp.-Liberty Formula One, Cl. A†	168,144
7,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	291,900
2,100	Lions Gate Entertainment Corp., Cl. A†	59,262
2,200	Lions Gate Entertainment Corp., Cl. B†	57,816
5,400	Live Nation Entertainment, Inc.†	188,190
14,000	Sirius XM Holdings, Inc.	76,580
400	The Madison Square Garden Co., Cl. A†	78,760
1,700	Time Warner, Inc.	170,697
2,400	Time, Inc.	34,440
1,600	Viacom, Inc., Cl. A	60,880

		1,675,053

	Digital Marketing and Retail – 10.5%
4,500	FTD Cos., Inc.†	90,000
1,400	Liberty Expedia Holdings, Inc., Cl. A†	75,628
10,000	Liberty Interactive Corp.-QVC Group, Cl. A†	245,400
3,000	Liberty TripAdvisor Holdings, Inc., Cl. A†	34,800

		445,828

	Diversified Consumer Services – 1.1%
3,100	Ascent Capital Group, Inc., Cl. A†	47,616

	Diversified Telecommunication – 3.5%
4,000	General Communication, Inc., Cl. A†	146,560

	Financial Services – 1.6%
7,000	Ocelot Partners Ltd.†(a)	69,020

	Internet Software and Services – 3.8%
4,500	CommerceHub, Inc., Series C†	78,480
9,000	Pandora Media, Inc.†	80,280

		158,760

	Telecommunication Services – 3.0%
2,000	Loral Space & Communications, Inc.†	83,100
1,400	Zayo Group Holdings, Inc.†	43,260

		126,360

	TV and Broadband Services – 25.4%
400	Charter Communications, Inc., Cl. A†	134,740
1,000	DISH Network Corp., Cl. A†	62,760
3,600	Liberty Broadband Corp., Cl. A†	308,844
8,600	Liberty Global plc, Cl. C†	268,148
2,000	Liberty Global plc LiLAC, Cl. C†	42,820

Shares		Market Value
4,400	Liberty Ventures, Series A†	$230,076
400	Telenet Group Holding NV†	25,196

		1,072,584

	Wireless Telecommunication Services – 3.4%
900	Millicom International Cellular SA	53,550
1,500	T-Mobile US, Inc.†	90,930

		144,480

	TOTAL COMMON STOCKS	3,886,261

	Money Market Fund – 8.1%
342,448	BlackRock Treasury Trust, 0.77%(b)	342,448

	TOTAL INVESTMENTS — 100.0% (cost $3,901,995)	$4,228,709

	Aggregate tax cost	$3,901,995

	Gross unrealized appreciation	$406,472
	Gross unrealized depreciation	(79,758)

	Net unrealized appreciation/depreciation	$326,714

†	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of the Rule 144A security amounted to $69,020 or 1.6% of total investments.
(b)	Rate shown reflects the 7 day yield as of June 30, 2017.

See accompanying notes to schedule of investments.

Gabelli NextShares Trust

Notes to Schedule of Investments (Unaudited)

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli NextShares Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2017 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17

Gabelli Food of All Nations NextShares

INVESTMENTS IN SECURITIES:

ASSETS (Market Value):

Common Stocks(a)	$1,791,370	—	—	$1,791,370

Money Market Fund	85,435	—	—	85,435

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,876,805	—	—	$1,876,805

Gabelli Media Mogul NextShares

INVESTMENTS IN SECURITIES:

ASSETS (Market Value):

Common Stocks(a)	$3,886,261	—	—	$3,886,261

Money Market Fund	342,448	—	—	342,448

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,228,709	—	—	$4,228,709

(a)	Please refer to Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2017 or March 31, 2017.

Additional Information to Evaluate Qualitative Information

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

Gabelli NextShares Trust

Notes to Schedule of Investments (Unaudited) (Continued)

are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended.

GABELLI NEXTSHARES TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Managers’ Biographies

Kevin Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/ GAMCO Funds Complex. Mr. Dreyer received a B.S.E. from the University of Pennsylvania and an MBA degree from Columbia Business School.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentaries are unrestricted. Both the commentaries and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

    GABELLI FOOD OF ALL NATIONS NEXTSHARES

    GABELLI MEDIA MOGUL NEXTSHARES

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f    914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

OFFICERS

Agnes Mullady

President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Bethany A. Uhlein

Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli NextShares Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q217QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GABELLI NEXTSHARES TRUST

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	8/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	8/8/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	8/8/2017

*	Print the name and title of each signing officer under his or her signature.